GOVERNMENT SUBSIDY INCOME (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Government Subsidy In Cash	$ 0	$ 492,191	$ 0	$ 492,191	$ 477,036	$ 276,442